Net Loss per Share Attributable to Common Stockholders (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Common Shares Excluded from Calculation of Net Loss Per Common Share

The following table sets forth the potential common shares excluded from the calculation of net loss per common share attributable to common stockholders because their inclusion would be anti-dilutive:

	March 31,
	2015	2014
Options to purchase common stock	3,079,264	2,581,268
Common stock underlying Series A and Series A-1 convertible preferred stock	7,571,197	23,084,880
Warrants to purchase common stock	4,615	4,615

Total	10,655,076	25,670,763

The following table sets forth the potential common shares excluded from the calculation of net loss per common share because their inclusion would be anti-dilutive:

	December 31,
	2014	2013
Options to purchase common stock	3,000,264	2,556,269
Common stock underlying Series A and Series A-1 convertible preferred stock	16,300,969	24,313,108
Warrants to purchase common stock	4,615	4,615

Total	19,305,848	26,873,992